Summary Of Significant Accounting Policies - Schedule of the calculation of basic and diluted net income per common stock (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Allocation of net income, as adjusted	$ 2,821,459	$ 886,918
Redeemable common stock [Member]
Numerator:
Allocation of net income, as adjusted	$ 1,693,350
Denominator:
Weighted average shares outstanding, basic	11,257,894	28,438,356
Weighted average shares outstanding, diluted	11,257,894	28,438,356
Basic and diluted income (loss) per share, basic	$ 0.15
Basic and diluted income (loss) per share, diluted	$ 0.15
Nonredeemable common stock [Member]
Numerator:
Allocation of net income, as adjusted	$ 1,128,109
Denominator:
Weighted average shares outstanding, basic	7,500,000
Weighted average shares outstanding, diluted	7,500,000
Basic and diluted income (loss) per share, basic	$ 0.15
Basic and diluted income (loss) per share, diluted	0.15
Common Class A [Member]
Numerator:
Allocation of net income, as adjusted		$ 701,826
Denominator:
Weighted average shares outstanding, basic		28,438,356
Weighted average shares outstanding, diluted		28,438,356
Basic and diluted income (loss) per share, basic	0.15	$ 0.02
Basic and diluted income (loss) per share, diluted	0.15	$ 0.02
Common Class B [Member]
Numerator:
Allocation of net income, as adjusted		$ 185,092
Denominator:
Weighted average shares outstanding, basic		7,500,000
Weighted average shares outstanding, diluted		7,500,000
Basic and diluted income (loss) per share, basic	0.15	$ 0.02
Basic and diluted income (loss) per share, diluted	$ 0.15	$ 0.02